Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hennessy Energy Transition Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	12.48%	13.49%	3.72%	47.53%	55.42%	(25.72%)	5.74%	(31.16%)	1.89%	42.96%
Hennessy Midstream Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	(0.74%)	35.94%	23.39%	28.82%	35.93%	(31.28%)	11.76%	(21.20%)	(4.97%)	21.55%
Hennessy Technology Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	15.38%	17.35%	35.95%	(26.28%)	13.37%	32.98%	39.10%	(1.82%)	20.20%	2.03%
Hennessy Sustainable ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.18%	8.94%	11.40%	(12.78%)
Hennessy Cornerstone Growth Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	4.78%	31.64%	19.58%	(4.93%)	28.89%	17.73%	20.70%	(21.22%)	16.60%	8.37%
Hennessy Focus Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	26.73%	14.79%	20.85%	(24.99%)	31.55%	5.49%	34.86%	(10.47%)	19.27%	7.16%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	2.68%	34.29%	30.78%	2.79%	27.22%	23.37%	15.76%	(22.78%)	20.51%	5.82%
Hennessy Cornerstone Large Growth Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.41%	4.40%	21.71%	(13.31%)	34.66%	5.49%	27.53%	(8.98%)	17.08%	14.69%
Hennessy Cornerstone Value Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	18.27%	9.59%	5.81%	6.13%	29.91%	(6.38%)	20.79%	(9.34%)	19.16%	17.25%
Hennessy Total Return Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.29%	2.89%	8.02%	1.39%	11.81%	(4.83%)	12.56%	0.11%	11.17%	12.92%
Hennessy Equity and Income Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	6.73%	10.23%	10.43%	(13.85%)	16.71%	8.97%	15.99%	(4.33%)	13.51%	5.73%
Hennessy Balanced Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	9.89%	3.24%	5.24%	(1.20%)	7.99%	(2.98%)	9.69%	0.10%	8.35%	9.15%
Hennessy Gas Utility Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	10.40%	24.95%	0.27%	6.15%	19.52%	(9.32%)	20.78%	(3.51%)	7.03%	20.70%
Hennessy Japan Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.50%	18.72%	22.85%	(30.65%)	(3.07%)	25.52%	18.04%	(6.57%)	32.04%	11.26%
Hennessy Japan Small Cap Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	28.89%	8.23%	16.29%	(16.34%)	(4.65%)	13.43%	19.95%	(12.51%)	49.58%	8.52%
Hennessy Large Cap Financial Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	22.00%	28.46%	4.57%	(24.88%)	18.80%	16.55%	29.75%	(11.73%)	19.38%	14.96%
Hennessy Small Cap Financial Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	12.78%	10.82%	4.58%	(11.16%)	42.75%	2.58%	19.88%	(15.86%)	(0.20%)	33.41%